GENERAL INFORMATION (Details)	Mar. 14, 2019	Oct. 22, 2018 shares	Jun. 30, 2021 country	Feb. 13, 2019
Disclosure of detailed information about business combination
Number of countries with agricultural inputs | country			30
Rizobacter Argentina
Disclosure of detailed information about business combination
Number of shares to be acquired in option agreement | shares		11,916,000
Voting interest to be acquired in option agreement		29.99%
BCS Holding Inc | Rizobacter Argentina
Disclosure of detailed information about business combination
Percentage of ownership interests	80.00%
Bioceres LLC | BCS Holding Inc
Disclosure of detailed information about business combination
Percentage of voting equity interests acquired				100.00%